Interest bearing debt, Nordea reducing revolving credit facility (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Apr. 30, 2025	Sep. 30, 2025
Credit Facility [Abstract]
Borrowing amount		$ 268,526
Nordea Reducing Revolving Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 30,000
Frequency of periodic repayment		quarterly
Debt repayment installment amount	700
Debt repayment final payment	$ 13,700
Nordea Reducing Revolving Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread	1.75%	1.75%